UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Director and Managing Counsel State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Item 1.	Shareholder Report.

Annual Report

31 December 2014

State Street Master Funds

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Certificates of Deposit	38.2%
Treasury Repurchase Agreements	34.1
Financial Company Commercial Paper	19.0
Other Notes	3.9
Other Repurchase Agreements	3.3
Government Agency Repurchase Agreements	1.6
Asset Backed Commercial Paper	0.7
Liabilities in Excess of Other Assets	(0.8)
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	22.1%
2-30 Days	30.7
31-60 Days	17.9
61-90 Days	11.2
Over 90 Days	18.9
Total	100.8%
Average days to maturity	26
Weighted average life	55

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 0.7%
Collateralized Commercial Paper Co. LLC(a)	0.200%	02/11/2015	02/11/2015	$300,000,000	$299,931,666

FINANCIAL COMPANY COMMERCIAL PAPER – 19.0%
Australia & New Zealand Banking Group Ltd.(b)(c)	0.241%	01/13/2015	04/13/2015	85,000,000	85,000,000
BNP Paribas(a)	0.300%	01/06/2015	01/06/2015	200,000,000	199,991,667
BNP Paribas(a)	0.260%	01/22/2015	01/22/2015	300,000,000	299,954,500
Caisse des Depots et Consignations(a)(d)	0.230%	02/03/2015	02/03/2015	50,000,000	49,989,458
Caisse des Depots et Consignations(a)(d)	0.200%	02/20/2015	02/20/2015	450,000,000	449,875,000
Caisse des Depots et Consignations(a)(d)	0.215%	04/02/2015	04/02/2015	150,000,000	149,918,479
Caisse des Depots et Consignations(a)(d)	0.215%	04/07/2015	04/07/2015	175,000,000	174,899,667
DnB Bank ASA(a)(c)	0.210%	01/13/2015	01/13/2015	300,000,000	299,979,000
DnB Bank ASA(a)(c)	0.225%	01/20/2015	01/20/2015	250,000,000	249,971,632
DnB Bank ASA(a)(c)	0.225%	01/20/2015	01/20/2015	110,000,000	109,986,938
DnB Bank ASA(a)(c)	0.190%	01/26/2015	01/26/2015	350,000,000	349,953,819
DnB Bank ASA(a)(c)	0.215%	03/06/2015	03/06/2015	385,000,000	384,852,844
Erste Abwicklungsanstalt(a)(c)	0.180%	02/10/2015	02/10/2015	125,000,000	124,975,000
General Electric Capital Corp.(a)	0.200%	01/08/2015	01/08/2015	100,000,000	99,996,111
HSBC Bank PLC(a)(c)	0.230%	03/30/2015	03/30/2015	150,000,000	149,915,667
HSBC Bank PLC(b)(c)	0.252%	01/12/2015	09/10/2015	100,000,000	100,000,000
HSBC Bank PLC(b)(c)	0.244%	01/02/2015	10/02/2015	175,000,000	175,000,000
JP Morgan Securities LLC(b)(c)	0.327%	01/06/2015	02/06/2015	350,000,000	350,000,000
Nationwide Building Society(a)(c)	0.190%	01/07/2015	01/07/2015	150,000,000	149,995,250
Nordea Bank AB(a)(c)	0.200%	01/22/2015	01/22/2015	145,000,000	144,983,083
Nordea Bank AB(a)(c)	0.200%	02/24/2015	02/24/2015	300,000,000	299,910,000
Nordea Bank AB(a)(c)	0.200%	02/26/2015	02/26/2015	175,000,000	174,945,556
Skandinaviska Enskilda Banken AB(a)(c)	0.200%	02/05/2015	02/05/2015	495,000,000	494,903,750
Skandinaviska Enskilda Banken AB(a)(c)	0.240%	03/02/2015	03/02/2015	385,000,000	384,846,000
Societe Generale(a)(c)	0.240%	03/03/2015	03/03/2015	325,000,000	324,867,833
Sumitomo Mitsui Banking Corp.(a)(c)	0.240%	01/22/2015	01/22/2015	350,000,000	349,951,000
Svenska Handelsbanken AB(a)(c)	0.200%	04/17/2015	04/17/2015	200,000,000	199,882,222
Swedbank AB(a)	0.230%	02/02/2015	02/02/2015	100,000,000	99,979,556
Swedbank AB(a)	0.230%	02/05/2015	02/05/2015	100,000,000	99,977,639
Swedbank AB(a)	0.230%	02/10/2015	02/10/2015	200,000,000	199,948,889
Toyota Motor Credit Corp.(a)	0.200%	01/07/2015	01/07/2015	50,000,000	49,998,333
Toyota Motor Credit Corp.(a)	0.200%	01/08/2015	01/08/2015	129,000,000	128,994,984
Westpac Banking Corp.(b)(c)	0.231%	01/16/2015	01/16/2015	409,500,000	409,500,000
Westpac Banking Corp.(b)(c)	0.228%	01/05/2015	03/04/2015	250,000,000	249,998,437
Westpac Banking Corp.(b)(c)	0.243%	01/26/2015	04/24/2015	150,000,000	150,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					7,716,942,314

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – 38.2%
Bank of America NA(a)	0.230%	01/23/2015	01/23/2015	$121,000,000	$121,000,000
Bank of America NA(a)	0.230%	01/26/2015	01/26/2015	195,000,000	195,000,000
Bank of Montreal(a)	0.190%	01/07/2015	01/07/2015	145,000,000	145,000,000
Bank of Montreal(b)	0.282%	01/20/2015	06/17/2015	325,000,000	325,000,000
Bank of Nova Scotia(b)	0.287%	01/07/2015	06/05/2015	335,000,000	335,000,000
Bank of Nova Scotia(b)	0.262%	01/12/2015	09/04/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	01/09/2015	01/09/2015	140,000,000	140,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	02/04/2015	02/04/2015	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	03/16/2015	03/16/2015	350,000,000	350,000,000
Barclays Bank(b)	0.336%	03/09/2015	04/01/2015	500,000,000	500,000,000
Barclays Bank(b)	0.390%	01/26/2015	06/25/2015	685,000,000	685,000,000
BNP Paribas(a)	0.250%	02/04/2015	02/04/2015	500,000,000	500,000,000
BNP Paribas(a)	0.250%	03/12/2015	03/12/2015	384,000,000	384,000,000
Canadian Imperial Bank of Commerce(b)	0.317%	01/05/2015	06/04/2015	195,000,000	195,000,000
Chase Bank USA NA(b)	0.240%	01/26/2015	01/26/2015	124,000,000	124,000,000
Chase Bank USA NA(b)	0.247%	01/26/2015	02/24/2015	124,000,000	124,000,000
Citibank NA(a)	0.200%	01/06/2015	01/06/2015	50,000,000	50,000,000
Citibank NA(a)	0.230%	01/26/2015	01/26/2015	375,000,000	375,000,000
Credit Agricole Corporate & Investment Bank(a)	0.250%	02/03/2015	02/03/2015	700,000,000	700,000,000
Credit Suisse(a)	0.230%	01/07/2015	01/07/2015	285,000,000	285,000,000
Credit Suisse(a)	0.310%	02/05/2015	02/05/2015	400,000,000	400,000,000
ING Bank NV(a)	0.300%	02/02/2015	02/02/2015	125,000,000	125,000,000
ING Bank NV(a)	0.310%	02/11/2015	02/11/2015	140,000,000	140,000,000
ING Bank NV(a)	0.310%	02/27/2015	02/27/2015	200,000,000	200,000,000
ING Bank NV(a)	0.320%	03/02/2015	03/02/2015	200,000,000	200,000,000
ING Bank NV(a)	0.320%	03/10/2015	03/10/2015	400,000,000	400,000,000
ING Bank NV(a)	0.240%	03/18/2015	03/18/2015	208,000,000	208,000,000
Lloyds Bank PLC(a)	0.250%	02/09/2015	02/09/2015	221,000,000	221,000,000
Nordea Bank AB(a)	0.245%	01/22/2015	01/22/2015	100,000,000	99,999,709
Norinchukin Bank(a)	0.190%	01/08/2015	01/08/2015	375,000,000	374,999,995
Norinchukin Bank(a)	0.230%	01/26/2015	01/26/2015	500,000,000	500,000,000
Rabobank Nederland NV(a)	0.210%	01/08/2015	01/08/2015	216,000,000	216,000,000
Rabobank Nederland NV(a)	0.220%	03/13/2015	03/13/2015	350,000,000	350,000,000
Rabobank Nederland NV(a)	0.210%	04/06/2015	04/06/2015	300,000,000	300,000,000
Rabobank Nederland NV(a)	0.210%	05/04/2015	05/04/2015	200,000,000	200,000,000
Royal Bank of Canada(b)	0.236%	01/20/2015	05/20/2015	125,000,000	125,000,000
Royal Bank of Canada(b)	0.260%	01/29/2015	08/31/2015	120,000,000	120,000,000
Royal Bank of Canada(b)	0.262%	01/12/2015	09/10/2015	180,000,000	180,000,000
Standard Chartered Bank(a)	0.160%	01/02/2015	01/02/2015	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	01/22/2015	01/22/2015	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	02/06/2015	02/06/2015	100,000,000	100,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp.(a)	0.220%	02/27/2015	02/27/2015	$150,000,000	$150,000,000
Svenska Handelsbanken AB(a)	0.205%	01/26/2015	01/26/2015	150,000,000	150,000,521
Svenska Handelsbanken AB(a)	0.195%	02/02/2015	02/02/2015	200,000,000	200,000,888
Svenska Handelsbanken AB(a)	0.220%	02/09/2015	02/09/2015	178,660,000	178,660,966
Svenska Handelsbanken AB(a)	0.215%	04/16/2015	04/16/2015	300,000,000	300,004,372
Swedbank AB(a)	0.230%	01/07/2015	01/07/2015	200,000,000	200,000,000
Toronto Dominion Bank(a)	0.200%	01/13/2015	01/13/2015	175,000,000	175,000,000
Toronto Dominion Bank(a)	0.200%	01/14/2015	01/14/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	01/15/2015	01/15/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	03/03/2015	03/03/2015	355,000,000	355,000,000
Toronto Dominion Bank(b)	0.243%	02/23/2015	08/24/2015	289,000,000	289,000,000
UBS AG(a)	0.220%	02/06/2015	02/06/2015	535,000,000	535,000,000
UBS AG(b)	0.267%	01/05/2015	03/05/2015	300,500,000	300,500,000
Wells Fargo Bank NA(b)	0.231%	01/12/2015	03/12/2015	225,000,000	225,000,000
Wells Fargo Bank NA(b)	0.231%	01/09/2015	04/09/2015	214,000,000	214,000,000
Wells Fargo Bank NA(b)	0.253%	01/08/2015	07/07/2015	300,000,000	300,000,000
Wells Fargo Bank NA(b)	0.250%	01/12/2015	07/14/2015	458,000,000	458,000,000
Westpac Banking Corp.(b)	0.227%	01/06/2015	01/06/2015	250,000,000	249,999,822
Westpac Banking Corp.(b)	0.231%	01/16/2015	01/16/2015	155,000,000	155,000,000

TOTAL CERTIFICATES OF DEPOSIT					15,528,166,273

OTHER NOTES – 3.9%
Bank of America NA(a)	0.230%	02/09/2015	02/09/2015	192,000,000	192,000,000
Bank of America NA(a)	0.230%	02/19/2015	02/19/2015	234,000,000	234,000,000
JPMorgan Chase Bank NA(b)	0.355%	03/09/2015	01/07/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(b)	0.352%	01/22/2015	01/22/2016	175,000,000	175,000,000
Royal Bank of Canada(b)(d)	0.322%	01/07/2015	01/07/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(b)(d)	0.320%	01/27/2015	06/26/2015	180,000,000	180,000,000
Wells Fargo Bank NA(b)	0.328%	03/10/2015	01/08/2016	155,000,000	155,000,000
Wells Fargo Bank NA(b)	0.336%	01/20/2015	01/20/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					1,578,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.6%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2014 (collateralized by various Federal Home Loan Mortgage Corporations, 3.000% – 6.500% due 10/01/2023 – 12/01/2044, Federal National Mortgage Associations, 3.500% – 6.000% due 06/01/2023 – 12/01/2044, Government National Mortgage Associations, 4.000% – 6.000% due 06/15/2040 – 12/20/2044, and a U.S. Treasury Bond, 2.750% due 02/15/2024, valued at $255,000,066); expected proceeds $250,004,375	0.090%	01/02/2015	01/02/2015	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.500% due 03/01/2024 – 01/01/2045, and Federal National Mortgage Associations, 2.500% – 6.000% due 02/01/2024 – 12/01/2044, valued at $306,000,001); expected proceeds $300,004,667	0.080%	01/07/2015	01/07/2015	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 04/01/2019 – 11/01/2044, and Federal National Mortgage Associations, 2.500% –6.000% due 12/01/2025 – 12/01/2044, valued at $102,000,000); expected proceeds $100,001,778	0.080%	01/08/2015	01/08/2015	100,000,000	100,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					650,000,000

TREASURY REPURCHASE AGREEMENTS – 34.1%
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/08/2014 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, and U.S. Treasury Notes, 1.625% – 2.625% due 08/15/2020 – 08/15/2022, valued at $3,013,254,995); expected proceeds $3,000,186,667	0.080%	01/05/2015	01/05/2015	3,000,000,000	3,000,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/15/2014 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, and U.S. Treasury Notes, 1.375% – 4.000% due 08/15/2018 – 08/15/2022, valued at $777,673,569); expected proceeds $775,031,646	0.070%	01/05/2015	01/05/2015	$775,000,000	$775,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/29/2014 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, and U.S. Treasury Notes, 1.625% – 4.000% due 02/28/2018 – 08/15/2022, valued at $1,504,537,044); expected proceeds $1,500,029,167	0.100%	01/05/2015	01/05/2015	1,500,000,000	1,500,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, and U.S. Treasury Notes, 1.375% – 4.000% due 02/29/2016 – 11/15/2022, valued at $8,610,023,984); expected proceeds $8,610,023,917	0.050%	01/02/2015	01/02/2015	8,610,000,000	8,610,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					13,885,000,000

OTHER REPURCHASE AGREEMENTS – 3.3%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/05/2014 (collateralized by a Collateralized Mortgage Obligation, 1.255% due 09/17/2031, and Corporate Bonds, 0.524% – 9.750% due 03/06/2015 – 12/31/2099, valued at $162,328,344); expected proceeds $155,244,125	0.630%	01/02/2015	03/05/2015	155,000,000	155,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2014 (collateralized by various Corporate Bonds, 0.000% – 11.875% due 07/15/2015 – 09/01/2066, Medium Term Notes, 4.300% – 5.017% due 10/17/2021 – 06/26/2024, and U.S. Treasury Notes, 0.250% – 4.250% due 08/15/2015 – 12/31/2018 valued at $487,411,705); expected proceeds $450,185,625	0.450%	01/02/2015	02/02/2015	450,000,000	450,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/05/2014 (collateralized by a Common Stock, and U.S. Treasury Strips, 0.000% due 11/15/2031 – 08/15/2043 valued at $128,194,443); expected proceeds $125,125,000	0.400%	01/02/2015	03/05/2015	$125,000,000	$125,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/19/2014 (collateralized by various Common Stocks, a Corporate Bond, 5.500% due 02/06/2044, and a U.S. Treasury Bill, 0.000% due 01/08/2015 valued at $334,729,030); expected proceeds $310,471,372	0.460%	01/02/2015	04/17/2015	310,000,000	310,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/19/2014 (collateralized by various Corporate Bonds, 0.000% – 9.700% due 03/15/2015 – 03/15/2072 valued at $344,078,912); expected proceeds $320,385,031	0.364%	01/16/2015	04/17/2015	320,000,000	320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,360,000,000

TOTAL INVESTMENTS(e)(f) – 100.8%					41,018,040,253
Liabilities in Excess of Other Assets – (0.8)%					(313,572,633)

NET ASSETS – 100.0%					$40,704,467,620

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2014.

(c)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $5,712,844,664 or 14.03% of net assets as of December 31, 2014.

(d)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,159,637,241 or 2.85% of net assets as of December 31, 2014.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(f)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Cash/Money Market Fund	24.4%
General Obligations	18.6
Housing	14.9
Health	7.8
Transportation	7.8
Power	7.3
Education	7.2
Pollution	4.1
Water	2.5
Development	2.1
Industrial Revenue/Pollution Control Revenue	1.5
Airport	1.2
Stadium	0.6
Liabilities in Excess of Other Assets	(0.0)**
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	33.3%
2-30 Days	66.7
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	100.0%
Average days to maturity	5
Weighted average life	5

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
**	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – 75.6%
California – 6.9%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.010%	01/02/2015	01/02/2015	$2,000,000	$2,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., Series D, LOC: Sumitomo Mitsui Banking(a)	0.010%	01/02/2015	01/02/2015	4,875,000	4,875,000
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.050%	01/07/2015	01/07/2015	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.020%	01/07/2015	01/07/2015	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.050%	01/07/2015	01/07/2015	1,000,000	1,000,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.020%	01/07/2015	01/07/2015	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.020%	01/07/2015	01/07/2015	2,500,000	2,500,000

					17,505,000

Colorado – 5.2%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.020%	01/07/2015	01/07/2015	5,445,000	5,445,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.020%	01/07/2015	01/07/2015	4,000,000	4,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.070%	01/07/2015	01/07/2015	3,700,000	3,700,000

					13,145,000

Connecticut – 6.8%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.040%	01/07/2015	01/07/2015	3,000,000	3,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.040%	01/07/2015	01/07/2015	4,750,000	4,750,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.020%	01/07/2015	01/07/2015	$9,480,000	$9,480,000

					17,230,000

Delaware – 2.7%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	6,900,000	6,900,000

Florida – 0.9%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.020%	01/07/2015	01/07/2015	2,415,000	2,415,000

Indiana – 4.5%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.060%	01/07/2015	01/07/2015	2,000,000	2,000,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.020%	01/07/2015	01/07/2015	9,295,000	9,295,000

					11,295,000

Maryland – 2.0%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.060%	01/07/2015	01/07/2015	3,545,000	3,545,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.040%	01/07/2015	01/07/2015	1,520,000	1,520,000

					5,065,000

Massachusetts – 6.8%
Commonwealth of Massachusetts, Central Artery, GO Limited, Series B, SPA: U.S. Bank N.A.(a)	0.020%	01/02/2015	01/02/2015	4,465,000	4,465,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.030%	01/07/2015	01/07/2015	7,900,000	7,900,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.010%	01/07/2015	01/07/2015	4,835,000	4,835,000

					17,200,000

Michigan – 1.2%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan Chase Bank(a)	0.010%	01/07/2015	01/07/2015	3,000,000	3,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Minnesota – 0.6%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.040%	01/07/2015	01/07/2015	$1,635,000	$1,635,000

Missouri – 2.4%
Missouri Development Finance Board Cultural Facilities Revenue Bonds, Nelson Gallery Foundation, Series A, SPA: Northern Trust Company(a)	0.030%	01/02/2015	01/02/2015	5,000,000	5,000,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/02/2015	01/02/2015	1,000,000	1,000,000

					6,000,000

New Hampshire – 1.3%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.030%	01/07/2015	01/07/2015	3,375,000	3,375,000

New York – 4.7%
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.030%	01/02/2015	01/02/2015	2,500,000	2,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.030%	01/02/2015	01/02/2015	2,685,000	2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.040%	01/07/2015	01/07/2015	1,900,000	1,900,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.040%	01/07/2015	01/07/2015	3,520,000	3,520,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.040%	01/07/2015	01/07/2015	1,300,000	1,300,000

					11,905,000

North Carolina – 11.3%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.060%	01/07/2015	01/07/2015	2,250,000	2,250,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.020%	01/07/2015	01/07/2015	900,000	900,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	8,185,000	8,185,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	$3,100,000	$3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	3,000,000	3,000,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	4,100,000	4,100,000
North Carolina Medical Care Commission & Health Care facilities, Revenue Bonds, Novant Health Group, Series A, SPA: JP Morgan Chase Bank N.A.(a)	0.060%	01/07/2015	01/07/2015	7,000,000	7,000,000

					28,535,000

Ohio – 3.0%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.040%	01/07/2015	01/07/2015	7,500,000	7,500,000

Oregon – 3.4%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.020%	01/07/2015	01/07/2015	7,600,000	7,600,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.030%	01/07/2015	01/07/2015	920,000	920,000

					8,520,000

Pennsylvania – 1.5%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	3,765,000	3,765,000

Rhode Island – 2.6%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.020%	01/07/2015	01/07/2015	6,555,000	6,555,000

South Carolina – 2.0%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.030%	01/07/2015	01/07/2015	5,055,000	5,055,000

Texas – 0.8%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.030%	01/07/2015	01/07/2015	2,080,000	2,080,000

Utah – 1.2%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.040%	01/07/2015	01/07/2015	3,100,000	3,100,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
Washington – 2.6%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.050%	01/07/2015	01/07/2015	$1,605,000	$1,605,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.050%	01/07/2015	01/07/2015	5,000,000	5,000,000

					6,605,000

West Virginia – 1.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.040%	01/07/2015	01/07/2015	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					191,385,000

				Shares
INVESTMENT COMPANY – 24.4%
Dreyfus Tax Exempt Cash Management Fund Investor Shares 0.07%(b)(c)				61,856,729	61,856,729

TOTAL INVESTMENTS(d)(e) – 100.0%					253,241,729
Liabilities in Excess of Other Assets – (0.0)%(f)					(46,418)

NET ASSETS – 100.0%					$253,195,311

(a)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2014.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(e)	Also represents the cost for federal tax purposes

(f)	Amount represents less than 0.05% of net assets

Acronym	Name
COP	Certificates of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
RMKT	Remarketable
SPA	Standby Purchase Agreement

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Government Agency Debt	69.4%
Treasury Repurchase Agreements	15.2
Treasury Debt	8.7
Government Agency Repurchase Agreements	1.0
Assets in Excess of Other Liabilities	5.7
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	13.0%
2-30 Days	34.8
31-60 Days	17.4
61-90 Days	10.4
Over 90 Days	18.7
Total	94.3%
Average days to maturity	41
Weighted average life	48

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 69.4%
Federal Farm Credit Bank(a)	0.102%	01/15/2015	01/15/2015	$30,000,000	$29,998,833
Federal Farm Credit Bank(b)	0.103%	01/05/2015	03/04/2015	111,000,000	110,998,970
Federal Farm Credit Bank(a)	0.130%	03/17/2015	03/17/2015	25,000,000	24,993,229
Federal Farm Credit Bank(a)	0.081%	04/21/2015	04/21/2015	42,000,000	41,989,733
Federal Home Loan Bank(a)	0.046%	01/07/2015	01/07/2015	132,000,000	131,999,010
Federal Home Loan Bank(a)	0.048%	01/07/2015	01/07/2015	165,000,000	164,998,707
Federal Home Loan Bank(a)	0.051%	01/07/2015	01/07/2015	28,000,000	27,999,767
Federal Home Loan Bank(a)	0.097%	01/07/2015	01/07/2015	50,000,000	49,999,208
Federal Home Loan Bank(a)	0.100%	01/07/2015	01/07/2015	46,000,000	45,999,249
Federal Home Loan Bank(a)	0.102%	01/16/2015	01/16/2015	20,000,000	19,999,167
Federal Home Loan Bank(b)	0.109%	01/20/2015	01/20/2015	212,000,000	211,999,455
Federal Home Loan Bank(a)	0.111%	01/20/2015	01/20/2015	174,000,000	174,000,000
Federal Home Loan Bank(a)	0.063%	01/21/2015	01/21/2015	125,000,000	124,995,694
Federal Home Loan Bank(a)	0.107%	01/21/2015	01/21/2015	50,000,000	49,997,083
Federal Home Loan Bank(a)	0.102%	01/23/2015	01/23/2015	40,000,000	39,997,556
Federal Home Loan Bank(a)	0.102%	01/23/2015	01/23/2015	50,000,000	49,996,944
Federal Home Loan Bank(a)	0.080%	01/26/2015	01/26/2015	5,920,000	5,919,671
Federal Home Loan Bank(a)	0.066%	01/28/2015	01/28/2015	450,000,000	449,978,062
Federal Home Loan Bank(a)	0.069%	01/28/2015	01/28/2015	87,000,000	86,995,628
Federal Home Loan Bank(a)	0.071%	01/30/2015	01/30/2015	185,000,000	184,989,568
Federal Home Loan Bank(a)	0.102%	01/30/2015	01/30/2015	102,000,000	101,991,783
Federal Home Loan Bank(a)	0.102%	01/30/2015	01/30/2015	70,000,000	69,994,361
Federal Home Loan Bank(a)	0.092%	02/06/2015	02/06/2015	125,600,000	125,588,696
Federal Home Loan Bank(a)	0.094%	02/06/2015	02/06/2015	38,000,000	37,996,504
Federal Home Loan Bank(a)	0.102%	02/06/2015	02/06/2015	160,000,000	159,984,000
Federal Home Loan Bank(a)	0.102%	02/11/2015	02/11/2015	27,900,000	27,896,823
Federal Home Loan Bank(a)	0.098%	02/13/2015	02/13/2015	233,000,000	232,973,283
Federal Home Loan Bank(a)	0.102%	02/13/2015	02/13/2015	29,000,000	28,996,536
Federal Home Loan Bank(a)	0.100%	02/18/2015	02/18/2015	50,000,000	49,993,467
Federal Home Loan Bank(a)	0.097%	02/20/2015	02/20/2015	50,000,000	49,993,403
Federal Home Loan Bank(a)	0.099%	02/25/2015	02/25/2015	193,000,000	192,971,398
Federal Home Loan Bank(a)	0.102%	02/25/2015	02/25/2015	100,000,000	99,984,722
Federal Home Loan Bank(a)	0.107%	02/25/2015	02/25/2015	160,000,000	159,974,333
Federal Home Loan Bank(a)	0.107%	03/04/2015	03/04/2015	87,000,000	86,983,968
Federal Home Loan Bank(a)	0.108%	03/05/2015	03/05/2015	156,750,000	156,747,793
Federal Home Loan Bank(b)	0.110%	03/06/2015	03/06/2015	30,000,000	29,999,765
Federal Home Loan Bank(b)	0.128%	03/18/2015	03/18/2015	125,580,000	125,580,675
Federal Home Loan Bank(a)	0.086%	04/22/2015	04/22/2015	65,000,000	64,982,965
Federal Home Loan Bank(a)	0.091%	04/24/2015	04/24/2015	168,000,000	167,952,540
Federal Home Loan Bank(a)	0.093%	04/29/2015	04/29/2015	40,650,000	40,637,742
Federal Home Loan Bank(a)	0.095%	04/29/2015	04/29/2015	36,000,000	35,988,908

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(a)	0.140%	06/03/2015	06/03/2015	$40,000,000	$39,976,540
Federal Home Loan Bank(a)	0.142%	06/03/2015	06/03/2015	7,000,000	6,995,835
Federal Home Loan Mortgage Corp.(a)	0.092%	01/05/2015	01/05/2015	62,000,000	61,999,380
Federal Home Loan Mortgage Corp.(a)	0.041%	01/12/2015	01/12/2015	38,000,000	37,999,536
Federal Home Loan Mortgage Corp.(a)	0.051%	01/12/2015	01/12/2015	38,000,000	37,999,419
Federal Home Loan Mortgage Corp.(a)	0.087%	01/12/2015	01/12/2015	88,800,000	88,797,694
Federal Home Loan Mortgage Corp.(a)	0.097%	01/12/2015	01/12/2015	26,000,000	25,999,245
Federal Home Loan Mortgage Corp.(a)	0.072%	01/13/2015	01/13/2015	55,100,000	55,098,714
Federal Home Loan Mortgage Corp.(a)	0.097%	01/13/2015	01/13/2015	25,000,000	24,999,208
Federal Home Loan Mortgage Corp.(a)	0.041%	01/16/2015	01/16/2015	27,000,000	26,999,550
Federal Home Loan Mortgage Corp.(a)	0.087%	01/16/2015	01/16/2015	19,900,000	19,899,295
Federal Home Loan Mortgage Corp.(a)	0.092%	01/22/2015	01/22/2015	137,000,000	136,992,807
Federal Home Loan Mortgage Corp.(a)	0.092%	01/23/2015	01/23/2015	113,000,000	112,993,785
Federal Home Loan Mortgage Corp.(a)	0.041%	01/28/2015	01/28/2015	151,000,000	150,995,470
Federal Home Loan Mortgage Corp.(a)	0.071%	01/28/2015	01/28/2015	18,900,000	18,899,008
Federal Home Loan Mortgage Corp.(a)	0.092%	02/02/2015	02/02/2015	38,000,000	37,996,960
Federal Home Loan Mortgage Corp.(a)	0.090%	02/03/2015	02/03/2015	99,750,000	99,741,771
Federal Home Loan Mortgage Corp.(a)	0.087%	02/04/2015	02/04/2015	103,750,000	103,741,671
Federal Home Loan Mortgage Corp.(a)	0.103%	02/10/2015	02/10/2015	31,112,000	31,108,543
Federal Home Loan Mortgage Corp.(a)	0.091%	03/02/2015	03/02/2015	187,000,000	186,971,950
Federal Home Loan Mortgage Corp.(a)	0.076%	03/03/2015	03/03/2015	195,000,000	195,076,931
Federal Home Loan Mortgage Corp.(a)	0.096%	03/05/2015	03/05/2015	50,000,000	49,991,688
Federal Home Loan Mortgage Corp.(a)	0.085%	03/09/2015	03/09/2015	70,000,000	69,988,926
Federal Home Loan Mortgage Corp.(a)	0.055%	03/12/2015	03/12/2015	51,000,000	50,994,546
Federal Home Loan Mortgage Corp.(a)	0.095%	03/16/2015	03/16/2015	84,000,000	83,983,597
Federal Home Loan Mortgage Corp.(a)	0.070%	03/25/2015	03/25/2015	110,000,000	109,982,247
Federal Home Loan Mortgage Corp.(a)	0.071%	04/01/2015	04/01/2015	173,000,000	172,969,725
Federal Home Loan Mortgage Corp.(a)	0.111%	04/13/2015	04/13/2015	195,000,000	194,939,225
Federal Home Loan Mortgage Corp.(a)	0.096%	04/14/2015	04/14/2015	100,000,000	99,972,819
Federal Home Loan Mortgage Corp.(a)	0.096%	04/24/2015	04/24/2015	100,000,000	99,970,181
Federal Home Loan Mortgage Corp.(a)	0.101%	04/24/2015	04/24/2015	75,700,000	75,676,239
Federal Home Loan Mortgage Corp.(a)	0.101%	05/05/2015	05/05/2015	61,400,000	61,378,851
Federal Home Loan Mortgage Corp.(a)	0.091%	05/08/2015	05/08/2015	125,000,000	124,960,312
Federal Home Loan Mortgage Corp.(a)	0.111%	05/11/2015	05/11/2015	18,182,000	18,174,778
Federal Home Loan Mortgage Corp.(a)	0.111%	05/26/2015	05/26/2015	78,000,000	77,965,442
Federal Home Loan Mortgage Corp.(a)	0.132%	06/08/2015	06/08/2015	67,500,000	67,461,487
Federal Home Loan Mortgage Corp.(a)	0.133%	06/08/2015	06/08/2015	70,000,000	69,959,754
Federal Home Loan Mortgage Corp.(a)	0.150%	06/15/2015	06/15/2015	84,000,000	83,943,020
Federal Home Loan Mortgage Corp.(a)	0.152%	06/15/2015	06/15/2015	20,000,000	19,986,250
Federal National Mortgage Assoc.(a)	0.072%	01/05/2015	01/05/2015	27,000,000	26,999,790
Federal National Mortgage Assoc.(a)	0.051%	01/07/2015	01/07/2015	9,000,000	8,999,925

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	0.087%	01/07/2015	01/07/2015	$112,875,000	$112,873,401
Federal National Mortgage Assoc.(a)	0.072%	01/12/2015	01/12/2015	62,330,000	62,328,667
Federal National Mortgage Assoc.(a)	0.097%	01/14/2015	01/14/2015	142,000,000	141,995,129
Federal National Mortgage Assoc.(a)	0.097%	01/21/2015	01/21/2015	25,000,000	24,998,681
Federal National Mortgage Assoc.(a)	0.046%	02/02/2015	02/02/2015	92,000,000	91,996,320
Federal National Mortgage Assoc.(a)	0.092%	02/02/2015	02/02/2015	38,000,000	37,996,960
Federal National Mortgage Assoc.(a)	0.097%	02/02/2015	02/02/2015	156,000,000	155,986,827
Federal National Mortgage Assoc.(a)	0.092%	02/03/2015	02/03/2015	155,000,000	154,987,212
Federal National Mortgage Assoc.(a)	0.097%	02/04/2015	02/04/2015	75,000,000	74,993,271
Federal National Mortgage Assoc.(a)	0.094%	02/11/2015	02/11/2015	54,000,000	53,994,373
Federal National Mortgage Assoc.(a)	0.095%	02/11/2015	02/11/2015	13,000,000	12,998,623
Federal National Mortgage Assoc.(a)	0.046%	02/17/2015	02/17/2015	81,000,000	80,995,241
Federal National Mortgage Assoc.(a)	0.102%	02/18/2015	02/18/2015	50,000,000	49,993,333
Federal National Mortgage Assoc.(a)	0.077%	02/25/2015	02/25/2015	58,333,000	58,326,316
Federal National Mortgage Assoc.(a)	0.051%	02/26/2015	02/26/2015	61,000,000	60,995,256
Federal National Mortgage Assoc.(b)	0.140%	01/27/2015	02/27/2015	25,000,000	25,000,991
Federal National Mortgage Assoc.(a)	0.110%	03/18/2015	03/18/2015	94,000,000	93,978,171
Federal National Mortgage Assoc.(a)	0.086%	04/01/2015	04/01/2015	157,000,000	156,966,637
Federal National Mortgage Assoc.(a)	0.091%	04/02/2015	04/02/2015	25,000,000	24,994,313
Federal National Mortgage Assoc.(a)	0.064%	04/15/2015	04/15/2015	120,000,000	119,978,160
Federal National Mortgage Assoc.(a)	0.096%	04/16/2015	04/16/2015	100,000,000	99,972,292
Federal National Mortgage Assoc.(a)	0.071%	04/27/2015	04/27/2015	84,000,000	83,981,053
Federal National Mortgage Assoc.(a)	0.096%	04/27/2015	04/27/2015	45,000,000	44,986,225
Federal National Mortgage Assoc.(a)	0.111%	05/13/2015	05/13/2015	15,000,000	14,993,950
Federal National Mortgage Assoc.(a)	0.111%	05/27/2015	05/27/2015	32,353,000	32,338,567
Federal National Mortgage Assoc.(a)	0.132%	06/03/2015	06/03/2015	25,000,000	24,986,188
Federal National Mortgage Assoc.(a)	0.142%	06/10/2015	06/10/2015	121,750,000	121,674,244

TOTAL GOVERNMENT AGENCY DEBT					9,163,951,714

TREASURY DEBT – 8.7%
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	125,000,000	124,999,913
U.S. Treasury Bill(a)	0.018%	01/08/2015	01/08/2015	154,000,000	153,999,476
U.S. Treasury Bill(a)	0.020%	01/08/2015	01/08/2015	96,000,000	95,999,627
U.S. Treasury Bill(a)	0.033%	01/08/2015	01/08/2015	75,000,000	74,999,526
U.S. Treasury Bill(a)	0.035%	01/08/2015	01/08/2015	125,000,000	124,999,149
U.S. Treasury Bill(a)	0.008%	01/15/2015	01/15/2015	158,400,000	158,399,538
U.S. Treasury Bill(a)	0.010%	01/15/2015	01/15/2015	41,000,000	40,999,841
U.S. Treasury Bill(a)	0.020%	01/22/2015	01/22/2015	200,000,000	199,997,667
U.S. Treasury Note(b)	0.100%	01/01/2015	01/31/2016	143,000,000	142,962,318
U.S. Treasury Note(b)	0.108%	01/01/2015	10/31/2016	34,000,000	33,964,040

TOTAL TREASURY DEBT					1,151,321,095

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.0%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a Federal Home Loan Bank, 0.000% due 08/28/2017, and a U.S. Treasury Note, 2.375% due 08/15/2024, valued at $61,200,063); expected proceeds $60,000,167	0.050%	01/02/2015	01/02/2015	$60,000,000	$60,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a Federal Farm Credit Bank, 0.131% due 06/16/2015, Federal Home Loan Banks, 0.000% – 2.000% due 12/18/2019 – 04/10/2028, Federal Home Loan Mortgage Corporations, 0.000% – 1.750% due 05/30/2019 – 08/27/2029, a Federal National Mortgage Association, 2.660% due 09/06/2023, Resolution Funding Strips, 0.000% due 07/15/2026 – 04/15/2028, a RFCSP Strip Principal, 0.000% due 01/15/2030, and U.S. Treasury Notes, 2.000% – 2.250% due 03/31/2016 – 11/30/2020, valued at $54,060,017); expected proceeds $53,000,177

	0.060%	01/02/2015	01/02/2015	53,000,000	53,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by Federal Farm Credit Banks, 0.940% – 1.100% due 08/22/2017 – 11/13/2017, and a Federal Home Loan Bank, 0.625% due 10/24/2016, valued at $25,503,330); expected proceeds $25,000,111	0.080%	01/02/2015	01/02/2015	25,000,000	25,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					138,000,000

TREASURY REPURCHASE AGREEMENTS – 15.2%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, and U.S. Treasury Notes, 2.000% – 3.625% due 08/15/2019 – 02/28/2021, valued at $306,000,026); expected proceeds $300,001,000	0.060%	01/02/2015	01/02/2015	300,000,000	300,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Bonds, 2.750% – 4.250% due 05/15/2039 – 08/15/2042, and a U.S. Treasury Note, 1.375% due 06/30/2018, valued at $357,000,044); expected proceeds $350,002,722	0.040%	01/07/2015	01/07/2015	$350,000,000	$350,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.375% – 1.750% due 03/31/2016 – 04/30/2019, valued at $150,960,140); expected proceeds $148,000,411	0.050%	01/02/2015	01/02/2015	148,000,000	148,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.500% – 1.000% due 06/30/2016 – 09/15/2017, valued at $53,040,047); expected proceeds $52,000,144	0.050%	01/02/2015	01/02/2015	52,000,000	52,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Bill, 0.000% due 04/02/2015, U.S. Treasury Bonds 3.125% – 5.375% due 02/15/2029 – 08/15/2044, and U.S. Treasury Notes, 1.625% – 4.000% due 08/31/2017 – 11/15/2022, valued at $357,000,035); expected proceeds $350,000,972	0.050%	01/02/2015	01/02/2015	350,000,000	350,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Bond, 0.125% due 04/15/2019, valued at $178,500,060); expected proceeds $175,000,583	0.060%	01/02/2015	01/02/2015	175,000,000	175,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2018 – 11/15/2024, valued at $204,002,778); expected proceeds $200,002,333	0.060%	01/07/2015	01/07/2015	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 05/15/2042 – 02/15/2043, and U.S. Treasury Notes, 0.875% – 4.250% due 08/15/2015 – 11/15/2024, valued at $34,684,057); expected proceeds $34,000,170	0.090%	01/02/2015	01/02/2015	34,000,000	34,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.500% – 1.000% due 08/31/2016 – 10/31/2016, valued at $102,000,022); expected proceeds $100,000,278	0.050%	01/02/2015	01/02/2015	$100,000,000	$100,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Bonds, 2.750% – 3.750% due 11/15/2042 – 11/15/2043, U.S. Treasury Notes, 0.250% – 2.125% due 01/31/2015 – 11/15/2022, and a U.S. Treasury Strip, 0.000% due 05/15/2024, valued at $299,880,056); expected proceeds $294,001,143	0.070%	01/02/2015	01/02/2015	294,000,000	294,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,003,000,000

TOTAL INVESTMENTS(c)(d) – 94.3%					12,456,272,809
Assets in Excess of Other Liabilities – 5.7%					751,594,796

NET ASSETS – 100.0%					$13,207,867,605

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(d)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Treasury Debt	105.4%
Liabilities in Excess of Other Assets	(5.4)
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	4.7%
2-30 Days	50.3
31-60 Days	32.3
61-90 Days	10.8
Over 90 Days	7.3
Total	105.4%
Average days to maturity	35
Weighted average life	43

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 105.4%
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	$95,000,000	$94,999,974
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	25,030,000	25,029,991
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	3,410,000	3,409,998
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	354,357,000	354,356,754
U.S. Treasury Bill(a)	0.001%	01/08/2015	01/08/2015	137,491,000	137,490,973
U.S. Treasury Bill(a)	0.003%	01/08/2015	01/08/2015	100,000,000	99,999,951
U.S. Treasury Bill(a)	0.005%	01/08/2015	01/08/2015	80,000,000	79,999,922
U.S. Treasury Bill(a)	0.006%	01/08/2015	01/08/2015	150,000,000	149,999,825
U.S. Treasury Bill(a)	0.010%	01/08/2015	01/08/2015	130,000,000	129,999,747
U.S. Treasury Bill(a)	0.018%	01/08/2015	01/08/2015	372,000,000	371,998,734
U.S. Treasury Bill(a)	0.020%	01/08/2015	01/08/2015	233,000,000	232,999,094
U.S. Treasury Bill(a)	0.061%	01/08/2015	01/08/2015	19,411,000	19,410,770
U.S. Treasury Bill(a)	0.008%	01/15/2015	01/15/2015	557,000,000	556,998,375
U.S. Treasury Bill(a)	0.010%	01/15/2015	01/15/2015	294,000,000	293,998,857
U.S. Treasury Bill(a)	0.017%	01/15/2015	01/15/2015	100,000,000	99,999,319
U.S. Treasury Bill(a)	0.020%	01/15/2015	01/15/2015	409,000,000	408,996,819
U.S. Treasury Bill(a)	0.005%	01/22/2015	01/22/2015	250,000,000	249,999,271
U.S. Treasury Bill(a)	0.013%	01/22/2015	01/22/2015	250,000,000	249,998,177
U.S. Treasury Bill(a)	0.017%	01/22/2015	01/22/2015	125,000,000	124,998,724
U.S. Treasury Bill(a)	0.020%	01/22/2015	01/22/2015	701,000,000	700,991,822
U.S. Treasury Bill(a)	0.060%	01/22/2015	01/22/2015	200,000,000	199,993,000
U.S. Treasury Bill(a)	0.015%	01/29/2015	01/29/2015	450,000,000	449,994,938
U.S. Treasury Bill(a)	0.020%	01/29/2015	01/29/2015	400,000,000	399,993,778
U.S. Treasury Bill(a)	0.060%	01/29/2015	01/29/2015	200,000,000	199,990,667
U.S. Treasury Bill(a)	0.010%	02/05/2015	02/05/2015	115,000,000	114,998,882
U.S. Treasury Bill(a)	0.020%	02/05/2015	02/05/2015	600,000,000	599,988,333
U.S. Treasury Bill(a)	0.051%	02/05/2015	02/05/2015	200,000,000	199,990,083
U.S. Treasury Bill(a)	0.030%	02/12/2015	02/12/2015	600,000,000	599,979,000
U.S. Treasury Bill(a)	0.048%	02/12/2015	02/12/2015	100,000,000	99,994,458
U.S. Treasury Bill(a)	0.028%	02/19/2015	02/19/2015	639,000,000	638,976,082
U.S. Treasury Bill(a)	0.053%	02/19/2015	02/19/2015	138,000,000	137,990,139
U.S. Treasury Bill(a)	0.055%	02/19/2015	02/19/2015	87,000,000	86,993,487
U.S. Treasury Bill(a)	0.017%	02/26/2015	02/26/2015	625,000,000	624,982,986
U.S. Treasury Bill(a)	0.048%	02/26/2015	02/26/2015	200,000,000	199,985,222
U.S. Treasury Bill(a)	0.027%	03/05/2015	03/05/2015	155,000,000	154,992,676
U.S. Treasury Bill(a)	0.050%	03/05/2015	03/05/2015	200,000,000	199,982,500
U.S. Treasury Bill(a)	0.048%	03/12/2015	03/12/2015	105,000,000	104,990,302
U.S. Treasury Bill(a)	0.042%	03/19/2015	03/19/2015	100,000,000	99,990,910
U.S. Treasury Bill(a)	0.046%	03/19/2015	03/19/2015	150,000,000	149,985,241
U.S. Treasury Bill(a)	0.042%	03/26/2015	03/26/2015	200,000,000	199,980,167
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	100,000,000	99,990,521

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.040%	04/02/2015	04/02/2015	$375,000,000	$374,962,500
U.S. Treasury Bill(a)	0.045%	04/09/2015	04/09/2015	50,000,000	49,993,875
U.S. Treasury Note(b)	0.100%	01/01/2015	01/31/2016	193,000,000	192,950,122
U.S. Treasury Note(b)	0.108%	01/01/2015	10/31/2016	30,000,000	29,968,271
U.S. Treasury Note(a)	0.061%	03/31/2015	03/31/2015	200,000,000	200,092,556

TOTAL TREASURY DEBT					10,797,407,793

TOTAL INVESTMENTS(c)(d) – 105.4%					10,797,407,793
Liabilities in Excess of Other Assets – (5.4)%					(549,947,502)

NET ASSETS – 100.0%					$10,247,460,291

(a)	Rate represents annualized yield at date of purchase
(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2014
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).
(d)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Treasury Debt	77.6%
Treasury Repurchase Agreements	16.9
Assets in Excess of Other Liabilities	5.5
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	26.9%
2-30 Days	38.7
31-60 Days	15.2
61-90 Days	8.1
Over 90 Days	5.6
Total	94.5%
Average days to maturity	24
Weighted average life	32

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 77.6%
U.S. Treasury Bill(a)	0.010%	01/02/2015	01/02/2015	$50,000,000	$49,999,986
U.S. Treasury Bill(a)	0.011%	01/02/2015	01/02/2015	25,000,000	24,999,992
U.S. Treasury Bill(a)	0.012%	01/02/2015	01/02/2015	50,000,000	49,999,983
U.S. Treasury Bill(a)	0.020%	01/02/2015	01/02/2015	25,000,000	24,999,986
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	25,000,000	24,999,983
U.S. Treasury Bill (a)	0.063%	01/02/2015	01/02/2015	100,000,000	99,999,826
U.S. Treasury Bill(a)	0.017%	01/08/2015	01/08/2015	77,000,000	76,999,738
U.S. Treasury Bill (a)	0.020%	01/08/2015	01/08/2015	48,000,000	47,999,813
U.S. Treasury Bill(a)	0.061%	01/08/2015	01/08/2015	100,000,000	99,998,814
U.S. Treasury Bill(a)	0.007%	01/15/2015	01/15/2015	147,000,000	146,999,571
U.S. Treasury Bill(a)	0.010%	01/15/2015	01/15/2015	38,000,000	37,999,852
U.S. Treasury Bill(a)	0.020%	01/15/2015	01/15/2015	55,000,000	54,999,572
U.S. Treasury Bill(a)	0.060%	01/15/2015	01/15/2015	100,000,000	99,997,667
U.S. Treasury Bill(a)	0.020%	01/22/2015	01/22/2015	175,000,000	174,997,958
U.S. Treasury Bill(a)	0.060%	01/22/2015	01/22/2015	100,000,000	99,996,500
U.S. Treasury Bill(a)	0.020%	01/29/2015	01/29/2015	131,000,000	130,997,962
U.S. Treasury Bill(a)	0.060%	01/29/2015	01/29/2015	100,000,000	99,995,333
U.S. Treasury Bill(a)	0.020%	02/05/2015	02/05/2015	75,000,000	74,998,542
U.S. Treasury Bill(a)	0.051%	02/05/2015	02/05/2015	50,000,000	49,997,521
U.S. Treasury Bill(a)	0.048%	02/12/2015	02/12/2015	50,000,000	49,997,229
U.S. Treasury Bill(a)	0.028%	02/19/2015	02/19/2015	75,000,000	74,997,193
U.S. Treasury Bill(a)	0.053%	02/19/2015	02/19/2015	30,000,000	29,997,856
U.S. Treasury Bill(a)	0.055%	02/19/2015	02/19/2015	20,000,000	19,998,503
U.S. Treasury Bill(a)	0.017%	02/26/2015	02/26/2015	100,000,000	99,997,278
U.S. Treasury Bill(a)	0.048%	02/26/2015	02/26/2015	20,000,000	19,998,522
U.S. Treasury Bill(a)	0.050%	03/05/2015	03/05/2015	75,000,000	74,993,438
U.S. Treasury Bill(a)	0.048%	03/12/2015	03/12/2015	50,000,000	49,995,382
U.S. Treasury Bill(a)	0.046%	03/19/2015	03/19/2015	50,000,000	49,995,080
U.S. Treasury Bill(a)	0.042%	03/26/2015	03/26/2015	50,000,000	49,995,042
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	25,000,000	24,997,630
U.S. Treasury Bill(a)	0.040%	04/02/2015	04/02/2015	75,000,000	74,992,500
U.S. Treasury Note(b)	0.100%	01/01/2015	01/31/2016	47,500,000	47,487,736
U.S. Treasury Note(b)	0.108%	01/01/2015	10/31/2016	7,000,000	6,992,597

TOTAL TREASURY DEBT					2,145,414,585

TREASURY REPURCHASE AGREEMENTS – 16.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 2.250% – 2.625% due 11/15/2020 – 04/30/2021, valued at $204,000,087); expected proceeds $200,000,667	0.060%	01/02/2015	01/02/2015	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.250% – 3.500% due 02/29/2016 – 05/15/2020, valued at $20,400,053); expected proceeds $20,000,056	0.050%	01/02/2015	01/02/2015	$20,000,000	$20,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Note, 1.000% due 09/15/2017, valued at $30,600,041); expected proceeds $30,000,083	0.050%	01/02/2015	01/02/2015	30,000,000	30,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (by U.S. Treasury Inflation Bonds, 0.625% – 2.375% due 01/15/2027 – 02/15/2043, and a U.S. Treasury Note, 1.625% due 11/15/2022, valued at $130,560,043); expected proceeds $128,000,356	0.050%	01/02/2015	01/02/2015	128,000,000	128,000,000
Agreement with Societe Generale Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.375% – 2.750% due 01/15/2016 – 11/15/2023, and a U.S. Treasury Strip, 0.000% due 02/15/2024, valued at $91,800,092); expected proceeds $90,000,350	0.070%	01/02/2015	01/02/2015	90,000,000	90,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					468,000,000

TOTAL INVESTMENTS(c)(d) – 94.5%					2,613,414,585
Assets in Excess of Other Liabilities – 5.5%					152,115,386

NET ASSETS – 100.0%					$2,765,529,971

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(d)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities

December 31, 2014

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$25,123,040,253	$253,241,729	$10,315,272,809	$10,797,407,793	$2,145,414,585
Repurchase Agreements, at market value and cost (Note 2)	15,895,000,000	–	2,141,000,000	–	468,000,000

Total Investments	41,018,040,253	253,241,729	12,456,272,809	10,797,407,793	2,613,414,585
Cash	–	–	752,711,211	276,103,845	227,408,183
Interest receivable	9,189,761	11,432	309,950	156,358	7,744
Prepaid expenses and other assets	68,570	15,761	28,896	32,012	18,599

Total assets	41,027,298,584	253,268,922	13,209,322,866	11,073,700,008	2,840,849,111

Liabilities
Investment securities purchased	–	–	–	824,957,438	74,992,500
Due to custodian	318,723,260	–	–	–	–
Management fee payable (Note 3)	3,141,229	19,560	1,094,453	953,270	215,960
Administration and custody fees payable (Note 3)	917,761	7,818	315,538	283,884	64,658
Professional fees payable	39,505	42,039	42,039	42,039	42,039
Accrued expenses and other liabilities	9,209	4,194	3,231	3,086	3,983

Total liabilities	322,830,964	73,611	1,455,261	826,239,717	75,319,140

Net Assets	$40,704,467,620	$253,195,311	$13,207,867,605	$10,247,460,291	$2,765,529,971

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations

Year Ended December 31, 2014

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$76,635,514	$111,966	$8,111,110	$5,288,882	$1,338,376

Expenses
Management fees (Note 3)	19,958,835	142,719	5,464,519	5,865,639	1,308,611
Administration and custody fees (Note 3)	5,052,518	37,919	1,384,549	1,486,005	332,865
Trustees’ fees (Note 4)	726,374	15,002	174,472	233,559	47,767
Professional fees	166,651	59,486	85,730	93,057	66,712
Printing fees	14,349	4,570	4,571	4,571	4,571
Other expenses	176,390	50,990	104,706	111,525	85,247

Total expenses	26,095,117	310,686	7,218,547	7,794,356	1,845,773

Net Investment Income (Loss)	50,540,397	(198,720)	892,563	(2,505,474)	(507,397)

Realized Gain (Loss)
Net realized gain on investments	200,540	–	13,831	130,828	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,740,937	$(198,720)	$906,394	$(2,374,646)	$(507,397)

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From
Operations:
Net investment income (loss)	$50,540,397	$50,355,030	$(198,720)	$(118,693)
Net realized gain on investments	200,540	179,110	–	–

Net increase (decrease) in net assets from operations	50,740,937	50,534,140	(198,720)	(118,693)

Capital Transactions:
Contributions	76,110,543,297	65,248,452,641	966,996,003	1,034,388,036
Withdrawals	(69,510,120,416)	(58,754,444,878)	(1,021,632,232)	(1,234,759,623)

Net increase (decrease) in net assets from capital transactions	6,600,422,881	6,494,007,763	(54,636,229)	(200,371,587)

Net Increase (Decrease) in Net Assets	6,651,163,818	6,544,541,903	(54,834,949)	(200,490,280)
Net Assets
Beginning of year	34,053,303,802	27,508,761,899	308,030,260	508,520,540

End of year	$40,704,467,620	$34,053,303,802	$253,195,311	$308,030,260

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From
Operations:
Net investment income (loss)	$892,563	$2,961,527	$(2,505,474)	$268,931
Net realized gain on investments	13,831	–	130,828	34,160

Net increase (decrease) in net assets from operations	906,394	2,961,527	(2,374,646)	303,091

Capital Transactions:
Contributions	29,375,563,089	23,862,095,303	27,518,525,235	29,957,818,460
Withdrawals	(24,881,521,721)	(23,773,323,291)	(31,826,712,166)	(28,112,159,319)

Net increase (decrease) in net assets from capital transactions	4,494,041,368	88,772,012	(4,308,186,931)	1,845,659,141

Net Increase (Decrease) in Net Assets	4,494,947,762	91,733,539	(4,310,561,577)	1,845,962,232
Net Assets
Beginning of year	8,712,919,843	8,621,186,304	14,558,021,868	12,712,059,636

End of year	$13,207,867,605	$8,712,919,843	$10,247,460,291	$14,558,021,868

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(507,397)	$26,184
Net realized gain on investments	–	(1,536)

Net increase (decrease) in net assets from operations	(507,397)	24,648

Capital Transactions:
Contributions	12,046,302,272	9,982,616,922
Withdrawals	(12,033,281,777)	(9,528,165,497)

Net increase (decrease) in net assets from capital transactions	13,020,495	454,451,425

Net increase (decrease) in net assets	12,513,098	454,476,073
Net Assets
Beginning of year	2,753,016,873	2,298,540,800

End of year	$2,765,529,971	$2,753,016,873

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

			Ratios to Average Net Assets				Net Assets End of Period (000s Omitted)
Period Ended December 31,	Total Return(a)		Gross Operating Expenses	Net Operating Expenses	Net Investment Income
Money Market Portfolio
2014	0.13%		0.07%	0.07%	0.13%		$40,704,468
2013	0.15%		0.06%	0.06%	0.15%		$34,053,304
2012	0.26%		0.06%	0.06%	0.25%		$27,508,762
2011	0.20%		0.07%	0.07%	0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%	0.20%		$26,503,826
Tax Free Money Market Portfolio
2014	(0.07)%		0.11%	0.11%	(0.07)%		$253,195
2013	(0.03)%		0.11%	0.11%	(0.04)%		$308,030
2012	0.01%		0.11%	0.11%	0.01%		$508,521
2011	0.04%		0.11%	0.11%	0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%	0.11%		$405,328
U.S. Government Money Market Portfolio
2014	0.01%		0.07%	0.07%	0.01%		$13,207,868
2013	0.03%		0.07%	0.07%	0.03%		$8,712,920
2012	0.08%		0.07%	0.07%	0.08%		$8,621,186
2011	0.04%		0.07%	0.07%	0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%	0.08%		$4,910,900
Treasury Money Market Portfolio
2014	(0.02)%		0.07%	0.07%	(0.02)%		$10,247,460
2013	0.00	%(c)	0.07%	0.07%	0.00	%(c)	$14,558,022
2012	0.02%		0.07%	0.07%	0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%	(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%	0.01%		$3,656,739
Treasury Plus Money Market Portfolio
2014	(0.02)%		0.07%	0.07%	(0.02)%		$2,765,530
2013	0.00	%(c)	0.07%	0.07%	0.00	%(c)	$2,753,017
2012	0.06%		0.08%	0.08%	0.06%		$2,298,541
2011	0.00	%(c)	0.08%	0.08%	(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%	0.03%		$933,748

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	Amount is less than 0.005%.

See Notes to Financial Statements.

State Street Master Funds

Notes to Financial Statements

December 31, 2014

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At December 31, 2014, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2014

Portfolio Name	Investment Objective
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Recent Regulatory Action

On July 23, 2014, the SEC adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolios’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2014

advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolio’s investments). The valuation of fixed income securities held by the Portfolios are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by such Portfolio’s benchmark index, which, in turn, could result in a difference between a Portfolio’s performance and the performance of such Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$61,856,729	$–	$–	$–
Level 2 – Other Significant Observable Inputs	41,018,040,253	191,385,000	12,456,272,809	10,797,407,793	2,613,414,585
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$41,018,040,253	$253,241,729	$12,456,272,809	$10,797,407,793	$2,613,414,585

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2014

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. As of the year ended December 31, 2014, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios daily based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2014, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2014, tax years 2012 through 2014 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2014

attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party Fees

Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of Master and stand-alone funds to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Master and stand-alone funds.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the “Portfolios”) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2015

State Street Master Funds

General Information

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2014 to December 31, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2014

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,000.70	$0.35

Tax Free Money Market Portfolio	$1,000.00	$999.60	$0.60

U.S. Government Money Market Portfolio	$1,000.00	$1,000.00	$0.35

Treasury Money Market Portfolio	$1,000.00	$999.80	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$999.90	$0.35

State Street Master Funds

General Information — (continued)

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Tax Free Money Market Portfolio	$1,000.00	$1,024.60	$0.61

U.S. Government Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Treasury Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six months ended December 31, 2014 was as follows:

Money Market Portfolio	0.07%
Tax Free Money Market Portfolio	0.12%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.07%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Master Funds

Trustees and Officers Information

December 31, 2014

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 –Present).
William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 –2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 –Present).
Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds
Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association (2012 – 2013); President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Treasurer, Nantucket Educational Trust, (2002-2007).

Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	59
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	254

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Caroline M. Connolly State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Public Registered Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-14270

Annual Report

31 December 2014

State Street Master Funds

State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio (Unaudited)

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2014

	Total Return One Year Ended December 31, 2014	Total Return Average Annual Five Years Ended December 31, 2014	Total Return Average Annual Ten Years Ended December 31, 2014

State Street Equity 500 Index Portfolio	13.62%	15.40%	7.64%

S&P 500® Index(b)	13.68%	15.45%	7.67%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

2

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Equity 500 Index Portfolio (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “Index”). In seeking to achieve this objective, the Fund utilizes a passive management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index. The Fund invested in S&P 500 futures contracts to equitize the small amount of cash in the portfolio during the Reporting Period. Futures performance did not have a material impact on portfolio performance.

For the 12-month period ended December 31, 2014 (the “Reporting Period”), the total return for the Fund was 13.62%, and the total return for the Index was 13.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund and slight variations between the Fund’s holdings and the Index’s constituents contributed to the difference between the Fund’s performance and that of the Index.

The opening quarter of 2014 offered investors plenty of worthwhile return opportunities, but progress was not without pitfalls, and the best results arrived in unlikely corners of the marketplace. A disappointing January brought a number of chillier reports on global economic activity, and the first month of 2014 ended with US stocks hesitating near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. But Janet Yellen, newly installed head of the US Federal Reserve, came across as thoroughgoing and confident in her first opportunity to provide formal testimony before Congress. With policy continuity assured, investors used the remainder of February to lift the Index back up and over the record levels at which it had traded near the end of 2013. Although performance of banking names faltered later in March when Citigroup emerged as a prominent failure in Federal Reserve stress tests, prospects for additional share offerings linked to internet and biotechnology themes had already made investors wary of excess equity supply in firms with rapid growth characteristics.

After an initial lift as the second quarter got underway, equities worldwide began once again to struggle with the possibility that growth in 2014 might not evolve as robustly as anticipated. The International Monetary Fund (IMF) contributed further to the uncertainty when it released its updated economic outlook. With interest rates potentially lower for longer than many market participants anticipate and net profit margins on large-cap stocks at 20 year highs, it’s no wonder the equity markets continue to hit record highs. Valuations continued to look attractive especially compared to 10-year interest rates. There was concern, though, amongst investors that the low level of volatility was creating complacency amongst equity owners which would spell trouble for the next correction. However, given the attractive valuations and very few other compelling alternatives, many investors were perhaps begrudgingly adding to their equities. For the quarter, the Index was up 5.22%

Positive earnings news from the US provided some relief from the gloom in the third quarter, as did comments from Fed Chair, Janet Yellen, in testimony before the US Senate. However, July ended with a decided thud, as the market had its biggest down day since February with the Index down 2% on the last day of trading. Equity markets stumbled in September as the Index was down 1.40%

The fourth quarter began as the third quarter ended with stocks sliding and bond markets rallying. The IMF cut its global growth forecasts and interest rates moved lower. US banks began reporting better

3

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — (continued)

than expected earnings which helped turn the equity rout around. Fed Vice-Chair Stanley Fischer helped improve sentiment when he said, “If foreign growth is weaker than anticipated, the consequences for the US economy could lead the Fed to remove accommodation more slowly than otherwise.” The Index began a dramatic rally and closed out the second half of October with a rise of 8.1% to end the month up 2.44%. The Index was up 2.69% in November which is similar to October’s gain, but the returns for the month were achieved on a much smoother glide upwards than October’s precipitous decline and meteoric rise. December posted a return that was relatively flat, leaving the Fund with a year-to-date return of over 13% for 2014.

On an individual security level, the top positive contributors to the Fund’s performance were: Union Pacific Corp., Intel Corporation and Facebook, Inc.

The top negative contributors to the Fund’s performance were: Transocean Ltd., Freeport-McMoRan, Inc. and Apache Corp.

4

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2014 to December 31, 2014.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2014

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,060.90	$0.24

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.97	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended December 31, 2014 was 0.046%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

5

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Common Stocks	96.9%
Money Market Fund	3.2
U.S. Government Securities	0.2
Liabilities in Excess of Other Assets	(0.3)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2014
Information Technology	19.1%
Financials	16.1
Health Care	13.8
Consumer Discretionary	11.7
Industrials	10.1
Total	70.8%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2014

	Shares	Market Value
COMMON STOCKS – 96.9%
Consumer Discretionary – 11.7%
Amazon.com, Inc.(a)	58,102	$18,031,956
AutoNation, Inc.(a)	12,469	753,252
AutoZone, Inc.(a)	4,988	3,088,121
Bed Bath & Beyond, Inc.(a)	31,630	2,409,257
Best Buy Co., Inc.	44,213	1,723,423
BorgWarner, Inc.	36,423	2,001,444
Cablevision Systems Corp. Class A	30,812	635,960
CarMax, Inc.(a)	32,197	2,143,676
Carnival Corp.	69,149	3,134,524
CBS Corp. Class B	72,993	4,039,433
Chipotle Mexican Grill, Inc.(a)	4,614	3,158,329
Coach, Inc.	38,800	1,457,328
Comcast Corp. Class A	391,565	22,714,686
D.R. Horton, Inc.	50,179	1,269,027
Darden Restaurants, Inc.	20,917	1,226,364
Delphi Automotive PLC	43,681	3,176,482
DIRECTV(a)	76,375	6,621,712
Discovery Communications, Inc. Class A(a)	21,597	744,017
Discovery Communications, Inc. Class C(a)	39,797	1,341,955
Dollar General Corp.(a)	44,487	3,145,231
Dollar Tree, Inc.(a)	30,293	2,132,021
Expedia, Inc.	15,023	1,282,363
Family Dollar Stores, Inc.	13,465	1,066,563
Ford Motor Co.	589,560	9,138,180
Fossil Group, Inc.(a)	7,617	843,506
GameStop Corp. Class A	16,878	570,476
Gannett Co., Inc.	34,252	1,093,666
Gap, Inc.	44,764	1,885,012
Garmin Ltd.	19,560	1,033,355
General Motors Co.	206,677	7,215,094
Genuine Parts Co.	24,420	2,602,439
Goodyear Tire & Rubber Co.	40,813	1,166,027
H&R Block, Inc.	45,551	1,534,158
Harley-Davidson, Inc.	33,585	2,213,587
Harman International Industries, Inc.	10,405	1,110,317
Hasbro, Inc.	15,428	848,386
Home Depot, Inc.	201,910	21,194,493
Interpublic Group of Cos., Inc.	62,228	1,292,475
Johnson Controls, Inc.	102,206	4,940,638
Kohl’s Corp.	29,888	1,824,363
L Brands, Inc.	36,546	3,163,056
Leggett & Platt, Inc.	20,944	892,424
Lennar Corp. Class A	26,425	1,184,104
Lowe’s Cos., Inc.	150,012	10,320,826
Macy’s, Inc.	53,161	3,495,336
Marriott International, Inc. Class A	33,797	2,637,180
Mattel, Inc.	47,843	1,480,502
McDonald’s Corp.	147,715	13,840,895
Michael Kors Holdings, Ltd.(a)	29,886	2,244,439
Mohawk Industries, Inc.(a)	9,669	1,502,176
Netflix, Inc.(a)	8,828	3,015,733
Newell Rubbermaid, Inc.	41,451	1,578,869
News Corp. Class A(a)	69,414	1,089,106
NIKE, Inc. Class B	105,051	10,100,654
Nordstrom, Inc.	20,456	1,624,002
O’Reilly Automotive, Inc.(a)	15,320	2,950,938
Omnicom Group, Inc.	38,550	2,986,468
PetSmart, Inc.	14,973	1,217,230
Priceline Group, Inc.(a)	7,908	9,016,781
PulteGroup, Inc.	47,343	1,015,981
PVH Corp.	12,451	1,595,845
Ralph Lauren Corp.	9,236	1,710,138
Ross Stores, Inc.	31,072	2,928,847
Royal Caribbean Cruises, Ltd.	25,100	2,068,993
Scripps Networks Interactive, Inc. Class A	15,263	1,148,846
Staples, Inc.	95,234	1,725,640
Starbucks Corp.	114,546	9,398,499
Starwood Hotels & Resorts Worldwide, Inc.	29,944	2,427,560
Target Corp.	95,444	7,245,154
Tiffany & Co.	16,081	1,718,416
Time Warner Cable, Inc.	42,574	6,473,802
Time Warner, Inc.	127,580	10,897,884
TJX Cos., Inc.	105,275	7,219,759
Tractor Supply Co.	19,474	1,534,941
TripAdvisor, Inc.(a)	15,715	1,173,282
Twenty-First Century Fox, Inc. Class A	285,609	10,968,814
Under Armour, Inc. Class A(a)	25,076	1,702,660
Urban Outfitters, Inc.(a)	15,839	556,424
V.F. Corp.	53,528	4,009,247
Viacom, Inc. Class B	57,541	4,329,960
Walt Disney Co.	236,793	22,303,533
Whirlpool Corp.	12,459	2,413,807
Wyndham Worldwide Corp.	19,646	1,684,841
Wynn Resorts, Ltd.	11,859	1,764,145
Yum! Brands, Inc.	67,990	4,953,071

		337,114,104

Consumer Staples – 9.5%
Altria Group, Inc.	303,870	14,971,675
Archer-Daniels-Midland Co.	97,392	5,064,384
Avon Products, Inc.	58,558	549,860
Brown-Forman Corp. Class B	24,161	2,122,302
Campbell Soup Co.	24,983	1,099,252
Clorox Co.	19,379	2,019,486
Coca-Cola Co.	599,122	25,294,931
Coca-Cola Enterprises, Inc.	35,313	1,561,541
Colgate-Palmolive Co.	130,379	9,020,923
ConAgra Foods, Inc.	66,051	2,396,330
Constellation Brands, Inc. Class A(a)	24,776	2,432,260
Costco Wholesale Corp.	66,834	9,473,719
CVS Health Corp.	174,027	16,760,540
Dr. Pepper Snapple Group, Inc.	28,303	2,028,759
Estee Lauder Cos., Inc. Class A	32,763	2,496,541
General Mills, Inc.	94,522	5,040,858
Hershey Co.	23,615	2,454,307
Hormel Foods Corp.	18,349	955,983
J.M. Smucker Co.	14,855	1,500,058
Kellogg Co.	40,207	2,631,146
Keurig Green Mountain, Inc.	18,089	2,394,893
Kimberly-Clark Corp.	57,473	6,640,430
Kraft Foods Group, Inc.	90,751	5,686,458

See Notes to Financial Statements.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

	Shares	Market Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kroger Co.	76,955	$4,941,281
Lorillard, Inc.	53,128	3,343,876
McCormick & Co., Inc.	20,261	1,505,392
Mead Johnson Nutrition Co.	30,568	3,073,307
Molson Coors Brewing Co. Class B	23,509	1,751,891
Mondelez International, Inc. Class A	255,894	9,295,350
Monster Beverage Corp.(a)	21,547	2,334,617
PepsiCo, Inc.	226,738	21,440,345
Philip Morris International, Inc.	237,687	19,359,606
Procter & Gamble Co.	411,961	37,525,527
Reynolds American, Inc.	45,070	2,896,649
Safeway, Inc.	32,165	1,129,635
Sysco Corp.	87,335	3,466,326
Tyson Foods, Inc. Class A	44,691	1,791,662
Wal-Mart Stores, Inc.	241,499	20,739,934
Walgreens Boots Alliance, Inc.	133,713	10,188,931
Whole Foods Market, Inc.	55,587	2,802,697

		272,183,662

Energy – 8.2%
Anadarko Petroleum Corp.	77,544	6,397,380
Apache Corp.	56,370	3,532,708
Baker Hughes, Inc.	64,694	3,627,393
Cabot Oil & Gas Corp.	65,622	1,943,067
Cameron International Corp.(a)	30,467	1,521,827
Chesapeake Energy Corp.	78,594	1,538,085
Chevron Corp.(b)	287,334	32,233,128
Cimarex Energy Co.	13,242	1,403,652
ConocoPhillips	187,103	12,921,333
CONSOL Energy, Inc.	32,173	1,087,769
Denbury Resources, Inc.	53,229	432,752
Devon Energy Corp.	59,550	3,645,056
Diamond Offshore Drilling, Inc.	9,954	365,411
Ensco PLC Class A	32,889	985,026
EOG Resources, Inc.	83,263	7,666,024
EQT Corp.	22,243	1,683,795
ExxonMobil Corp.(b)	644,672	59,599,926
FMC Technologies, Inc.(a)	33,409	1,564,878
Halliburton Co.	130,167	5,119,468
Helmerich & Payne, Inc.	14,974	1,009,547
Hess Corp.	38,344	2,830,554
Kinder Morgan, Inc.	258,176	10,923,427
Marathon Oil Corp.	99,689	2,820,202
Marathon Petroleum Corp.	43,801	3,953,478
Murphy Oil Corp.	24,962	1,261,080
Nabors Industries, Ltd.	41,720	541,526
National Oilwell Varco, Inc.	66,641	4,366,985
Newfield Exploration Co.(a)	20,685	560,977
Noble Corp. PLC	37,996	629,594
Noble Energy, Inc.	54,795	2,598,927
Occidental Petroleum Corp.	117,635	9,482,557
ONEOK, Inc.	31,504	1,568,584
Phillips 66	85,692	6,144,116
Pioneer Natural Resources Co.	23,524	3,501,547
QEP Resources, Inc.	27,323	552,471
Range Resources Corp.	24,841	1,327,751
Schlumberger, Ltd.	195,272	16,678,182
Southwestern Energy Co.(a)	51,844	1,414,823
Spectra Energy Corp.	104,141	3,780,318
Tesoro Corp.	20,049	1,490,643
Transocean, Ltd.	47,690	874,158
Valero Energy Corp.	78,586	3,890,007
Williams Cos., Inc. (The)	102,610	4,611,293

		234,081,425

Financials – 16.1%
ACE, Ltd.	49,767	5,717,233
Affiliated Managers Group, Inc.(a)	8,476	1,798,946
Aflac, Inc.	69,737	4,260,233
Allstate Corp.	63,967	4,493,682
American Express Co.	136,052	12,658,278
American International Group, Inc.	215,932	12,094,351
American Tower Corp. REIT	59,682	5,899,566
Ameriprise Financial, Inc.	27,963	3,698,107
Aon PLC	42,882	4,066,500
Apartment Investment & Management Co. Class A REIT	19,865	737,985
Assurant, Inc.	10,846	742,192
AvalonBay Communities, Inc. REIT	19,529	3,190,843
Bank of America Corp.	1,598,166	28,591,190
Bank of New York Mellon Corp.	172,691	7,006,074
BB&T Corp.	109,439	4,256,083
Berkshire Hathaway, Inc. Class B(a)	277,919	41,729,538
BlackRock, Inc.	19,418	6,943,100
Boston Properties, Inc. REIT	22,821	2,936,835
Capital One Financial Corp.	85,268	7,038,873
CBRE Group, Inc.(a)	42,908	1,469,599
Charles Schwab Corp.	172,289	5,201,405
Chubb Corp.	35,896	3,714,159
Cincinnati Financial Corp.	23,305	1,207,898
Citigroup, Inc.	462,693	25,036,318
CME Group, Inc.	49,092	4,352,006
Comerica, Inc.	25,917	1,213,952
Crown Castle International Corp. REIT	51,842	4,079,965
Discover Financial Services	68,377	4,478,010
E*TRADE Financial Corp.(a)	43,889	1,064,528
Equity Residential REIT	56,238	4,040,138
Essex Property Trust, Inc. REIT	9,555	1,974,063
Fifth Third Bancorp	122,654	2,499,075
Franklin Resources, Inc.	57,851	3,203,210
General Growth Properties, Inc. REIT	91,342	2,569,450
Genworth Financial, Inc. Class A(a)	71,189	605,107
Goldman Sachs Group, Inc.	62,188	12,053,900
Hartford Financial Services Group, Inc.	70,630	2,944,565
HCP, Inc. REIT	69,777	3,072,281
Health Care REIT, Inc.	49,581	3,751,794
Host Hotels & Resorts, Inc. REIT	113,659	2,701,674

See Notes to Financial Statements.

8

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

	Shares	Market Value
COMMON STOCKS – (continued)
Financials – (continued)
Hudson City Bancorp, Inc.	66,376	$671,725
Huntington Bancshares, Inc.	122,865	1,292,540
Intercontinental Exchange, Inc.	17,525	3,843,057
Invesco Ltd.	65,489	2,588,125
Iron Mountain, Inc. REIT	33,274	1,286,373
J.P. Morgan Chase & Co.	571,672	35,775,234
KeyCorp	128,679	1,788,638
Kimco Realty Corp. REIT	64,016	1,609,362
Legg Mason, Inc.	15,615	833,373
Leucadia National Corp.	47,809	1,071,878
Lincoln National Corp.	40,310	2,324,678
Loews Corp.	48,012	2,017,464
M&T Bank Corp.	19,334	2,428,737
Marsh & McLennan Cos., Inc.	82,934	4,747,142
McGraw Hill Financial, Inc.	40,298	3,585,716
MetLife, Inc.	175,626	9,499,610
Moody’s Corp.	27,234	2,609,290
Morgan Stanley	231,955	8,999,854
NASDAQ OMX Group, Inc.	15,925	763,763
Navient Corp.	59,941	1,295,325
Northern Trust Corp.	35,310	2,379,894
People’s United Financial, Inc.	49,334	748,890
Plum Creek Timber Co., Inc. REIT	27,186	1,163,289
PNC Financial Services Group, Inc.	82,842	7,557,676
Principal Financial Group, Inc.	40,326	2,094,532
Progressive Corp.	85,852	2,317,146
ProLogis, Inc. REIT	74,347	3,199,151
Prudential Financial, Inc.	70,037	6,335,547
Public Storage, Inc. REIT	21,452	3,965,402
Regions Financial Corp.	213,143	2,250,790
Simon Property Group, Inc. REIT	47,435	8,638,388
State Street Corp.(c)	62,947	4,941,340
SunTrust Banks, Inc.	78,882	3,305,156
T. Rowe Price Group, Inc.	38,320	3,290,155
The Macerich Co. REIT	20,945	1,747,022
Torchmark Corp.	19,384	1,050,031
Travelers Cos., Inc.	51,098	5,408,723
U.S. Bancorp	271,630	12,209,769
Unum Group	35,424	1,235,589
Ventas, Inc. REIT	44,703	3,205,205
Vornado Realty Trust REIT	27,746	3,265,982
Wells Fargo & Co.	721,646	39,560,634
Weyerhaeuser Co. REIT	81,681	2,931,531
XL Group PLC	38,920	1,337,680
Zions Bancorporation	31,258	891,166

		463,155,278

Health Care – 13.8%
Abbott Laboratories	227,959	10,262,714
AbbVie, Inc.	241,063	15,775,163
Actavis PLC(a)	40,969	10,545,830
Aetna, Inc.	52,415	4,656,024
Agilent Technologies, Inc.	52,075	2,131,951
Alexion Pharmaceuticals, Inc.(a)	30,127	5,574,399
Allergan, Inc.	45,014	9,569,526
AmerisourceBergen Corp.	33,552	3,025,048
Amgen, Inc.	116,391	18,539,922
Anthem, Inc.	42,119	5,293,095
Baxter International, Inc.	82,545	6,049,723
Becton Dickinson and Co.	28,992	4,034,527
Biogen Idec, Inc.(a)	35,847	12,168,264
Boston Scientific Corp.(a)	208,377	2,760,995
Bristol-Myers Squibb Co.	251,212	14,829,044
C.R. Bard, Inc.	11,162	1,859,812
Cardinal Health, Inc.	52,424	4,232,190
CareFusion Corp.(a)	29,322	1,739,968
Celgene Corp.(a)	122,865	13,743,679
Cerner Corp.(a)	47,263	3,056,026
CIGNA Corp.	39,811	4,096,950
Covidien PLC	68,613	7,017,738
DaVita HealthCare Partners, Inc.(a)	26,572	2,012,563
DENTSPLY International, Inc.	20,166	1,074,243
Edwards Lifesciences Corp.(a)	16,445	2,094,764
Eli Lilly & Co.	149,057	10,283,442
Express Scripts Holding Co.(a)	111,647	9,453,152
Gilead Sciences, Inc.(a)	228,746	21,561,598
Hospira, Inc.(a)	25,017	1,532,291
Humana, Inc.	22,917	3,291,569
Intuitive Surgical, Inc.(a)	5,452	2,883,781
Johnson & Johnson	427,741	44,728,876
Laboratory Corp. of America Holdings(a)	13,347	1,440,141
Mallinckrodt PLC(a)	17,700	1,752,831
McKesson Corp.	36,031	7,479,315
Medtronic, Inc.	148,410	10,715,202
Merck & Co., Inc.	435,198	24,714,894
Mylan, Inc.(a)	56,907	3,207,848
Patterson Cos., Inc.	11,159	536,748
PerkinElmer, Inc.	16,632	727,317
Perrigo Co. PLC	20,814	3,479,268
Pfizer, Inc.	958,648	29,861,885
Quest Diagnostics, Inc.	22,158	1,485,915
Regeneron Pharmaceuticals, Inc.(a)	11,458	4,700,645
St. Jude Medical, Inc.	44,053	2,864,767
Stryker Corp.	45,595	4,300,976
Tenet Healthcare Corp.(a)	13,452	681,613
Thermo Fisher Scientific, Inc.	60,512	7,581,549
UnitedHealth Group, Inc.	146,122	14,771,473
Universal Health Services, Inc.	13,300	1,479,758
Varian Medical Systems, Inc.(a)	15,631	1,352,238
Vertex Pharmaceuticals, Inc.(a)	36,648	4,353,782
Waters Corp.(a)	11,915	1,343,059
Zimmer Holdings, Inc.	25,727	2,917,956
Zoetis, Inc.	76,228	3,280,091

		394,908,138

Industrials – 10.1%
3M Co.	97,443	16,011,834
ADT Corp.	25,056	907,779
Allegion PLC	12,837	711,940
AMETEK, Inc.	37,101	1,952,626
Boeing Co.	100,924	13,118,102
C.H. Robinson Worldwide, Inc.	22,382	1,676,188
Caterpillar, Inc.	93,855	8,590,548
Cintas Corp.	15,222	1,194,014

See Notes to Financial Statements.

9

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

	Shares	Market Value
COMMON STOCKS – (continued)
Industrials – (continued)
CSX Corp.	148,359	$5,375,047
Cummins, Inc.	26,444	3,812,431
Danaher Corp.	93,178	7,986,286
Deere & Co.	53,954	4,773,310
Delta Air Lines, Inc.	125,066	6,151,997
Dover Corp.	24,145	1,731,679
Dun & Bradstreet Corp.	6,145	743,299
Eaton Corp. PLC	72,099	4,899,848
Emerson Electric Co.	105,369	6,504,428
Equifax, Inc.	17,295	1,398,647
Expeditors International of Washington, Inc.	29,444	1,313,497
Fastenal Co.	44,042	2,094,638
FedEx Corp.	40,350	7,007,181
Flowserve Corp.	18,955	1,134,078
Fluor Corp.	22,556	1,367,570
General Dynamics Corp.	48,689	6,700,580
General Electric Co.	1,530,863	38,684,908
Honeywell International, Inc.	120,603	12,050,652
Illinois Tool Works, Inc.	56,071	5,309,924
Ingersoll-Rand PLC	41,116	2,606,343
Jacobs Engineering Group, Inc.(a)	20,157	900,816
Joy Global, Inc.	14,887	692,543
Kansas City Southern	16,704	2,038,389
L-3 Communications Holdings, Inc.	12,465	1,573,208
Lockheed Martin Corp.	41,249	7,943,320
Masco Corp.	54,139	1,364,303
Nielsen NV	52,275	2,338,261
Norfolk Southern Corp.	47,268	5,181,045
Northrop Grumman Corp.	31,686	4,670,200
PACCAR, Inc.	54,235	3,688,522
Pall Corp.	16,107	1,630,189
Parker-Hannifin Corp.	21,814	2,812,915
Pentair PLC	28,991	1,925,582
Pitney Bowes, Inc.	30,921	753,545
Precision Castparts Corp.	21,978	5,294,061
Quanta Services, Inc.(a)	30,293	860,018
Raytheon Co.	47,736	5,163,603
Republic Services, Inc.	41,114	1,654,839
Robert Half International, Inc.	20,374	1,189,434
Rockwell Automation, Inc.	21,779	2,421,825
Rockwell Collins, Inc.	19,500	1,647,360
Roper Industries, Inc.	14,835	2,319,452
Ryder System, Inc.	6,855	636,487
Snap-on, Inc.	8,872	1,213,157
Southwest Airlines Co.	105,927	4,482,831
Stanley Black & Decker, Inc.	24,950	2,397,196
Stericycle, Inc.(a)	12,204	1,599,700
Textron, Inc.	44,906	1,890,992
Tyco International PLC	67,336	2,953,357
Union Pacific Corp.	134,838	16,063,251
United Parcel Service, Inc. Class B	106,455	11,834,602
United Rentals, Inc.(a)	15,200	1,550,552
United Technologies Corp.	130,327	14,987,605
W.W. Grainger, Inc.	9,412	2,399,025
Waste Management, Inc.	63,304	3,248,761
Xylem, Inc.	24,834	945,430

		290,075,750

Information Technology – 19.1%
Accenture PLC Class A	96,082	8,581,083
Adobe Systems, Inc.(a)	73,813	5,366,205
Akamai Technologies, Inc.(a)	27,734	1,746,133
Alliance Data Systems Corp.(a)	10,204	2,918,854
Altera Corp.	43,754	1,616,273
Amphenol Corp. Class A	45,180	2,431,136
Analog Devices, Inc.	46,018	2,554,919
Apple, Inc.	894,664	98,753,012
Applied Materials, Inc.	190,653	4,751,073
Autodesk, Inc.(a)	34,170	2,052,250
Automatic Data Processing, Inc.	73,365	6,116,440
Avago Technologies, Ltd.	38,718	3,894,644
Broadcom Corp. Class A	81,235	3,519,913
CA, Inc.	45,959	1,399,452
Cisco Systems, Inc.	781,729	21,743,792
Citrix Systems, Inc.(a)	25,678	1,638,256
Cognizant Technology Solutions Corp. Class A(a)	93,627	4,930,398
Computer Sciences Corp.	22,732	1,433,253
Corning, Inc.	191,950	4,401,413
eBay, Inc.(a)	172,158	9,661,507
Electronic Arts, Inc.(a)	50,121	2,356,439
EMC Corp.	306,874	9,126,433
F5 Networks, Inc.(a)	10,559	1,377,580
Facebook, Inc. Class A(a)	319,407	24,920,134
Fidelity National Information Services, Inc.	44,886	2,791,909
First Solar, Inc.(a)	11,749	523,947
Fiserv, Inc.(a)	36,442	2,586,289
FLIR Systems, Inc.	20,339	657,153
Google, Inc. Class A(a)	43,323	22,989,783
Google, Inc. Class C(a)	43,523	22,910,507
Harris Corp.	16,098	1,156,158
Hewlett-Packard Co.	282,863	11,351,292
Intel Corp.	746,920	27,105,727
International Business Machines Corp.	139,847	22,437,053
Intuit, Inc.	43,326	3,994,224
Juniper Networks, Inc.	58,444	1,304,470
KLA-Tencor Corp.	26,573	1,868,613
Lam Research Corp.	24,281	1,926,454
Linear Technology Corp.	35,021	1,596,958
Mastercard, Inc. Class A	148,349	12,781,750
Microchip Technology, Inc.	28,206	1,272,373
Micron Technology, Inc.(a)	163,528	5,725,115
Microsoft Corp.(b)	1,254,977	58,293,682
Motorola Solutions, Inc.	33,022	2,215,116
NetApp, Inc.	49,643	2,057,702
NVIDIA Corp.	75,012	1,503,991
Oracle Corp.	493,470	22,191,346
Paychex, Inc.	49,131	2,268,378
QUALCOMM, Inc.	255,185	18,967,901
Red Hat, Inc.(a)	28,130	1,944,908
Salesforce.com, Inc.(a)	89,205	5,290,749
SanDisk Corp.	33,206	3,253,524
Seagate Technology PLC	49,776	3,310,104
Symantec Corp.	108,203	2,775,948

See Notes to Financial Statements.

10

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

	Shares	Market Value
COMMON STOCKS – (continued)
Information Technology – (continued)
TE Connectivity, Ltd.	60,849	$3,848,699
Teradata Corp.(a)	21,913	957,160
Texas Instruments, Inc.	158,906	8,495,909
Total System Services, Inc.	22,999	781,046
VeriSign, Inc.(a)	19,320	1,101,240
Visa, Inc. Class A	74,910	19,641,402
Western Digital Corp.	33,647	3,724,723
Western Union Co.	74,940	1,342,175
Xerox Corp.	161,592	2,239,665
Xilinx, Inc.	39,642	1,716,102
Yahoo!, Inc.(a)	137,637	6,952,045

		547,143,882

Materials – 3.1%
Air Products & Chemicals, Inc.	29,807	4,299,064
Airgas, Inc.	10,040	1,156,407
Alcoa, Inc.	183,889	2,903,607
Allegheny Technologies, Inc.	14,911	518,455
Avery Dennison Corp.	13,318	690,938
Ball Corp.	21,658	1,476,426
C.F. Industries Holdings, Inc.	8,006	2,181,955
Dow Chemical Co.	168,090	7,666,585
E.I. du Pont de Nemours & Co.	138,794	10,262,428
Eastman Chemical Co.	21,472	1,628,866
Ecolab, Inc.	41,565	4,344,374
FMC Corp.	18,522	1,056,310
Freeport-McMoRan, Inc.	157,964	3,690,039
International Flavors & Fragrances, Inc.	11,280	1,143,341
International Paper Co.	66,808	3,579,573
LyondellBasell Industries NV Class A	62,952	4,997,759
Martin Marietta Materials, Inc.	8,655	954,820
MeadWestvaco Corp.	24,943	1,107,220
Monsanto Co.	72,794	8,696,699
Mosaic Co.	47,516	2,169,105
Newmont Mining Corp.	73,573	1,390,530
Nucor Corp.	47,306	2,320,359
Owens-Illinois, Inc.(a)	22,763	614,373
PPG Industries, Inc.	21,444	4,956,781
Praxair, Inc.	45,000	5,830,200
Sealed Air Corp.	32,469	1,377,660
Sherwin-Williams Co.	12,287	3,231,972
Sigma-Aldrich Corp.	17,761	2,438,052
Vulcan Materials Co.	18,490	1,215,348

		87,899,246

Telecommunication Services – 2.2%
AT&T, Inc.	788,273	26,478,090
CenturyLink, Inc.	86,173	3,410,727
Frontier Communications Corp.	143,538	957,399
Level 3 Communications, Inc.(a)	41,500	2,049,270
Verizon Communications, Inc.	633,251	29,623,482
Windstream Holdings, Inc.	85,867	707,544

		63,226,512

Utilities – 3.1%
AES Corp.	98,059	1,350,272
AGL Resources, Inc.	18,002	981,289
Ameren Corp.	36,056	1,663,263
American Electric Power Co., Inc.	75,043	4,556,611
CenterPoint Energy, Inc.	65,335	1,530,799
CMS Energy Corp.	42,001	1,459,535
Consolidated Edison, Inc.	43,500	2,871,435
Dominion Resources, Inc.	87,668	6,741,669
DTE Energy Co.	26,039	2,248,988
Duke Energy Corp.	107,391	8,971,444
Edison International	49,505	3,241,587
Entergy Corp.	27,000	2,361,960
Exelon Corp.	131,659	4,881,916
FirstEnergy Corp.	61,729	2,406,814
Integrys Energy Group, Inc.	11,180	870,363
NextEra Energy, Inc.	66,357	7,053,086
NiSource, Inc.	47,478	2,014,017
Northeast Utilities	46,443	2,485,629
NRG Energy, Inc.	51,498	1,387,871
Pepco Holdings, Inc.	35,659	960,297
PG&E Corp.	72,012	3,833,919
Pinnacle West Capital Corp.	15,456	1,055,799
PPL Corp.	98,256	3,569,641
Public Service Enterprise Group, Inc.	76,936	3,185,920
SCANA Corp.	23,801	1,437,580
Sempra Energy	35,624	3,967,089
Southern Co.	139,484	6,850,059
TECO Energy, Inc.	30,250	619,823
Wisconsin Energy Corp.	32,976	1,739,154
Xcel Energy, Inc.	80,800	2,902,336

		89,200,165

TOTAL COMMON STOCKS (Cost: $1,279,834,253)		2,778,988,162

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.2%
U.S. Treasury Bill(b)(d)(e) 0.01% due 01/15/2015	$2,000,000	1,999,992
U.S. Treasury Bill(b)(d)(e) 0.00% due 01/29/2015	3,760,000	3,760,000
U.S. Treasury Bill(b)(d)(e) 0.00% due 03/12/2015	400,000	400,000

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $6,159,992)		6,159,992

	Shares
MONEY MARKET FUND – 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(c)(f)	91,116,189	91,116,189

TOTAL MONEY MARKET FUND (Cost: $91,116,189)		91,116,189

TOTAL INVESTMENTS – 100.3% (Cost $1,377,110,434)		2,876,264,343
Liabilities in Excess of Other Assets – (0.3)%		(6,941,471)

NET ASSETS – 100.0%		$2,869,322,872

See Notes to Financial Statements.

11

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

(a)	Non-income producing security

(b)	All or part of this security has been designated as collateral for futures contracts

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase

(e)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

(f)	The rate shown is the annualized seven-day yield at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2015	875	$89,792,500	$2,382,058

Total unrealized appreciation on open futures contracts purchased			$2,382,058

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending December 31, 2014 were as follows:

Security Description	Number of shares held at 12/31/13	Shares purchased for the year ended 12/31/14	Shares sold for the year ended 12/31/14		Number of shares held at 12/31/14	Value at 12/31/14	Income earned for the year ended 12/31/14	Realized gain/loss on shares sold
State Street Corp.	72,725	–	9,778	*	62,947	$4,941,340	$78,494	$–
State Street Institutional Liquid Reserves Fund, Premier Class	41,178,491	407,287,719	357,350,021		91,116,189	91,116,189	45,460	–

*	Shares of State Street Corp. were disposed of in a tax-free redemption in-kind (Note 7).

See Notes to Financial Statements.

12

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2014

Assets
Investments in unaffiliated issuers at market value (identified cost $1,283,925,771)	$2,780,206,814
Investments in non-controlled affiliates at market value (identified cost $93,184,663) (Note 4)	96,057,529

Total investments at market value (identified cost $1,377,110,434)	2,876,264,343
Dividends and interest receivable	3,680,254
Dividend receivable from non-controlled affiliates (Note 4)	18,884

Total assets	2,879,963,481

Liabilities
Investment securities purchased	4,649,775
Due to custodian	4,769,756
Daily variation margin on futures contracts	1,063,125
Management fees payable (Note 4)	157,953

Total liabilities	10,640,609

Net Assets	$2,869,322,872

See Notes to Financial Statements.

13

State Street Equity 500 Index Portfolio

Statement of Operations

Year Ended December 31, 2014

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $132,666)	$55,933,764
Dividend income – non-controlled affiliated issuer	123,954
Interest	46,355

Total investment income	56,104,073

Expenses
Management fees (Note 4)	1,246,586
Other expenses	12,081

Total expenses	1,258,667

Net Investment Income	54,845,406

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	10,063,213
Futures contracts	7,781,141

17,844,354

Net change in net unrealized appreciation (depreciation) on:
Investments	278,443,408
Futures contracts	664,091

279,107,499

Net realized and unrealized gain	296,951,853

Net Increase in Net Assets Resulting from Operations	$351,797,259

See Notes to Financial Statements.

14

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$54,845,406	$49,096,073
Net realized gain on investments and futures contracts	17,844,354	26,611,003
Net change in net unrealized appreciation on investments and futures contracts	279,107,499	590,532,985

Net increase in net assets from operations	351,797,259	666,240,061

Capital Transactions:
Contributions	353,779,321	235,748,437
Withdrawals	(185,039,609)	(217,635,806)
In-kind redemptions (Note 7)	(390,808,177)	–

Net increase (decrease) in net assets from capital transactions	(222,068,465)	18,112,631

Net Increase in Net Assets	129,728,794	684,352,692
Net Assets
Beginning of year	2,739,594,078	2,055,241,386

End of year	$2,869,322,872	$2,739,594,078

See Notes to Financial Statements.

15

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,869,323	$2,739,594	$2,055,241	$1,825,528	$2,098,137
Ratios to average net assets:
Expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.98%	2.05%	2.26%	2.04%	1.99%
Portfolio turnover rate(a)	2%	4%	9%	15%	12%
Total return(b)	13.62%	32.30%	15.97%	2.03%	15.08%

(a)	The portfolio turnover rate excludes in-kind security transactions (Note 7).

(b)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

16

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2014

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust consists of ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2014, the following Portfolios were operational: State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. There is no assurance that the Portfolio will achieve its objective.

The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued at the quoted daily settlement price at the end of each day on the exchange upon which they are traded. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Investments in other mutual funds are valued at the net asset value per share. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

17

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2014

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,778,988,162	$–	$–	$2,778,988,162
U.S. Government Securities	–	6,159,992	–	6,159,992
Money Market Fund	91,116,189	–	–	91,116,189

TOTAL INVESTMENTS	2,870,104,351	6,159,992	–	2,876,264,343
OTHER ASSETS:
Futures contracts*	2,382,058	–	–	2,382,058

TOTAL ASSETS	$2,872,486,409	$6,159,992	$–	$2,878,646,401

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

For the year ended December 31, 2014, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

18

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2014

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2014, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2014, tax years 2011 through 2013 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2014, the tax cost of investments was $1,377,110,434 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,513,888,774 and $14,734,865, respectively, resulting in net appreciation of $1,499,153,909 for all securities as computed on a federal income tax basis.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how

19

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2014

the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$2,382,058	$2,382,058

Transactions in derivative instruments during the year ended December 31, 2014, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$7,781,141	$7,781,141

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$664,091	$664,091

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the year ended December 31, 2014 was $66,568,250.

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Securities Transactions

For the year ended December 31, 2014, purchases and sales of investment securities, excluding short-term investments, and futures contracts, aggregated to $253,957,017 and $65,856,635, respectively.

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSGA FM’s services as investment adviser and for State Street’s services as

20

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2014

administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2014 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	In-Kind Redemptions

On August 11, 2014, the State Street Equity 500 Index Fund redeemed its interest in the Portfolio in connection with a transfer of net assets to the State Street Equity 500 Index II Portfolio, a series of State Street Institutional Investment Trust. The transfer consisted of five hundred and three (503) securities totaling $387,955,841 at market value or 13% of the Portfolio and $2,852,336 in cash, and is disclosed in the Statement of Changes in Net Assets.

8.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is

21

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2014

calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. The Portfolio may borrow up to a maximum of 33 percent of its assets. The Portfolio had no outstanding loans during the period ended December 31, 2014.

22

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2015

23

State Street Equity 500 Index Portfolio

General Information

December 31, 2014

Proxy Voting Policies and Procedures

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling

1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling

1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

24

State Street Equity 500 Index Portfolio

Trustees and Officers Information

December 31, 2014

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

25

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

26

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	59	Trustee, State Street Institutional Trust; Trustee SSGA Funds.
Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association (2012 – 2013); President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Treasurer, Nantucket Educational Trust, (2002 – 2007).

Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	59
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	254

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

27

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc.
(June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc.
(April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors
(2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Caroline M. Connolly State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

28

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206 IBG-14272	SSITEQ5PORTAR

Item 2.	Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by a Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. As of the end of the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM”). The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Registrant’s Code is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Mr. Richard D. Shirk. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2014 and December 31, 2013, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the

Trust’s statutory and regulatory filings and engagements were $177,600 and $177,600, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2014 and December 31, 2013, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2014 and December 31, 2013 were $39,578 and $33,891, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2014 and December 31, 2013, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2014 and December 31, 2013, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee were approximately $7,886,395 and $7,426,155, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2014 and December 31, 2013, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $22,200,000 and $19,400,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.	Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: March 10, 2015

By:	/s/ Laura Dell
Laura Dell
Treasurer (Principal Financial and Accounting Officer)

Date: March 10, 2015